Term Borrowings (Schedule of Information Pertaining To Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 1,218,097	$ 1,040,656
Loans, net of unearned income	27,658,929 [1]	19,589,520	[1]	$ 17,686,502
Retail Real Estate Residential
Debt Instrument [Line Items]
Loans, net of unearned income	24,200	35,900
First Tennessee Bank National Association | Senior Notes | Maturity date – December 1, 2019 – 2.95%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 396,105	399,384
Stated interest rate	2.95%
First Tennessee Bank National Association | Collateralized By Loans | Other collateralized borrowings – Maturity date – December 22, 2037
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 65,356	$ 64,812
Effective interest rate	1.89%	1.26%
First Tennessee Bank National Association | Collateralized By Loans | Other collateralized borrowings - SBA loans
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	3.26%
Term borrowings (Note 10)	$ 7,416	$ 0
First Tennessee Bank National Association | Federal Home Loan Bank Borrowings | Maturity date – August 2, 2018 – 0.00%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 100	100
Stated interest rate	0.00%
First Horizon National Corporation | Senior Notes | Maturity date – December 15, 2020 – 3.50%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 486,513	489,202
Stated interest rate	3.50%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - July 31, 2031 - 4.96%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 4,124	0
Stated interest rate	4.96%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - July 31, 2031 - 4.96%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 5,155	0
Stated interest rate	4.96%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - December 30, 2032 - 5.04%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 5,155	0
Stated interest rate	5.04%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 26, 2033 - 4.77%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 10,310	0
Stated interest rate	4.77%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - October 8, 2033 - 4.21%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 10,310	0
Stated interest rate	4.21%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - February 8, 2034 - 4.23%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 10,310	0
Stated interest rate	4.23%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 26, 2035 - 3.27%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 2,708	0
Stated interest rate	3.27%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - December 15, 2035 - 2.96%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 17,270	0
Stated interest rate	2.96%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - March 15, 2036 - 2.99%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 8,667	0
Stated interest rate	2.99%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - March 15, 2036 - 3.13%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 11,482
Stated interest rate	3.13%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 30, 2036 - 3.01%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 25,646	0
Stated interest rate	3.01%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - July 7, 2036 - 2.91%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 17,642	0
Stated interest rate	2.91%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 15, 2037 - 3.24%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 49,875	0
Stated interest rate	3.24%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - September 6, 2037 - 2.94%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 8,627	0
Stated interest rate	2.94%
FT Real Estate Securities Company, Inc. | Cumulative Preferred Stock | Maturity date – March 31, 2031 – 9.50%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 46,100	46,032
Stated interest rate	9.50%
First Horizon ABS Trusts | Collateralized By Loans | Maturity date – October 25, 2034
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 11,226	$ 23,126
Effective interest rate	1.72%	0.93%
First Tennessee New Market Corporation Investments | Maturity date – October 25, 2018 – 4.97%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 7,301	$ 7,301
Stated interest rate	4.97%
First Tennessee New Market Corporation Investments | Maturity date – February 1, 2033 – 4.97%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 8,000	8,000
Stated interest rate	4.97%
First Tennessee New Market Corporation Investments | Maturity date – August 08, 2036 – 2.38%
Debt Instrument [Line Items]
Term borrowings (Note 10)	$ 2,699	$ 2,699
Stated interest rate	2.38%
Minimum | First Tennessee Bank National Association | Collateralized By Loans | Other collateralized borrowings - SBA loans
Debt Instrument [Line Items]
Debt term	5 years
Maximum | First Tennessee Bank National Association | Collateralized By Loans | Other collateralized borrowings - SBA loans
Debt Instrument [Line Items]
Debt term	25 years

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.